RELATED PARTY BALANCES AND TRANSACTIONS	12 Months Ended
Dec. 31, 2024
RELATED PARTY BALANCES AND TRANSACTIONS
RELATED PARTY BALANCES AND TRANSACTIONS
8.	RELATED PARTY BALANCES AND TRANSACTIONS

The components of transactions to related parties are as follows:

	December 31	December 31
Receivable from related party	2024	2023
Hunter Dickinson Services Inc. ("HDSI") (b)	$-	$17
Total	$-	$17

	December 31	December 31
Payables to related parties	2024	2023
Key management personnel (a)	$48	$34
HDSI (b)	219	253
Total	$267	$287

Balances and transactions between the Company and its subsidiaries, which are related parties of the Company, have been eliminated on consolidation.  Details between the Group and other related parties are disclosed below.

(a)	Transactions and Balances with Key Management Personnel

The aggregate value of transactions with KMP, which are the Group’s directors that includes the Chief Executive Officer ("CEO") and senior management: the Chief Financial Officer ("CFO"), Company Secretary and General Counsel, Executive Vice President ("EVP"), Environment and Sustainability, EVP, Corporate Development, Vice President ("VP"), Investor Relations, VP, Engineering, and the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor, was as follows for the years ended December 31, 2024 and 2023:

Transaction	2024	2023
Compensation
Amounts paid and payable to HDSI for services of KMP employed by HDSI [1]	$1,949	$2,441
Amounts paid and payable to KMP [2]	2,020	1,768
	3,969	4,209
Share-based compensation [3]	27	661
Total compensation	$3,996	$4,870

Notes to table:

1.	The Group’s CEO, CFO, Board Chair and senior management, other than disclosed in note 2 below, are employed by the Group through HDSI (refer (b) below).

2.

Represents short-term employee benefits, including cash director’s fees paid to the Group’s independent directors, and salaries paid and payable to the Pebble Partnership’s CEO, VP, Public Affairs and Senior Permitting Advisor.

3.	SBC relates to options issued and/or vesting and DSUs granted during the respective periods (notes 6(d)-(e)).

(b)	Transactions and Balances with other Related Parties

HDSI is a private company that provides geological, engineering, environmental, corporate development, financial, administrative and management services to the Group and its subsidiaries at annually set rates pursuant to a management services agreement.  The annually set rates also include a component of overhead costs such as office rent, information technology services and general administrative support services.  HDSI also incurs third party costs on behalf of the Group, which are reimbursed by the Group at cost.  Several directors and other key management personnel of HDSI, who are close business associates, are also key management personnel of the Group.

For the years ended December 31, 2024, and 2023, transactions with HDSI were as follows:

Transactions	2024	2023
Services rendered by HDSI:
Technical [1]
Engineering	$187	$363
Environmental	60	321
Other technical services	38	125
	285	809
General and administrative
Management, consulting, corporate communications, secretarial, financial and administration	2,530	2,450
Shareholder communication	596	695
	3,126	3,145

Total for services rendered	3,411	3,954

Reimbursement of third-party expenses
Conferences and travel	221	246
Insurance	74	87
Office supplies and information technology [2]	557	575
Total reimbursed	852	908

Total	$4,263	$4,862

Notes to table:

1.	Included in exploration and evaluation expenses.

2.

Includes payments made for the use of offices and shared space of $173 (2023 – $166). The Company signed an office use agreement effective May 1, 2021, for a five-year term ending April 29, 2026. As of December 31, 2024, the remaining undiscounted commitment was $140 (note 15(d)).

Pursuant to the management services agreement between HDSI and the Company, following a change of control, the Company is subject to termination payments if the management services agreement is terminated.  The Company will be required to pay HDSI $2,800 and an aggregate amount equal to six months of annual salaries payable to certain individual service providers under the management services agreement and their respective employment agreements with HDSI.